Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2025	Mar. 31, 2024
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.10%	18.40%
Discount rate (post-tax)	16.50%	16.20%
Terminal value growth rate	4.50%	4.50%
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	20.10%	19.00%
Discount rate (post-tax)	16.50%	16.20%
Terminal value growth rate	4.50%	4.50%
Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	20.60%	19.50%
Discount rate (post-tax)	16.50%	16.20%
Terminal value growth rate	4.00%	4.00%
Bottom of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	10.10%	8.10%
EBITDA margin	6.50%	7.30%
Bottom of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	13.00%	13.30%
EBITDA margin	17.50%	13.30%
Bottom of Range [Member] | Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	10.00%	11.00%
EBITDA margin	19.90%	22.30%
Top of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	15.60%	15.50%
EBITDA margin	7.00%	8.70%
Top of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	20.70%	16.80%
EBITDA margin	21.90%	19.10%
Top of Range [Member] | Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	20.00%	18.60%
EBITDA margin	26.10%	24.40%